Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENTS

As of the date of this report, the Company’s post-period events are as follows:

On May 22, 2026, the Company issued and sold 164,948 (Pre-split 8,247,420) Class A Ordinary Shares, 164,948 (Pre-split 8,247,420 ) Series A Warrants and 164,948 (Pre-split 8,247,420) Series B Warrants to certain investors in a registered direct offering. The purchase price for each unit consisting of one Class A Ordinary Share, one Series A Warrant and one Series B Warrant is $48.50 (Pre-split $0.97), generating approximately $8 million gross proceeds before deducting offering expenses. The gross proceeds from this offering were received by the Company on May 22, 2026.

On June 5, 2026, the Company fully repaid the bank loan of $1,232,241 (or RMB 8,500,000) owed to Bank of Zheshang.

On June 11, 2026, the Company effected a reverse stock split at a ratio of 50-to-1. All the shares and share price in the accompanying unaudited condensed consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of a reverse stock splits.

On July 8, 2026, the Company repaid the bank loan of $421,408 (or RMB 3,000,000) owed to Bank of Hangzhou.